091-15190

For Internal Use Only
Sec File No. 9-

Submit 1 Original
and 4 copies

OMB APPROVAL
OMB Number: 3235-0504
Expires July 31, 2004
Estimated average burden
hours per response. . 2.00

RECEIVED
2013 JAN -4 PM 1:49
SEC / TM

13005044

**UNITED STATES**
**SECURITIES AND EXCHANGE COMMISSION**
**WASHINGTON, D.C. 20549**
**AMENDED FORM 19b-4(e)**

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

**Part I** — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
**EDGA Exchange, Inc.**

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
**AdvisorShares Investments, LLC**

3. Class of New Derivative Securities Product:
**Investment Company Unit**

4. Name of Underlying Instrument:
**DBIZ: Dow Jones Pring U.S. Business Cycle Index**

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
**The 1 index referred to in item 4 above is Broad-Based**

6. Ticker Symbol(s) of New Derivative Securities Product:
**DBIZ**

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
**DBIZ: NYSE Arca**

***(Please note, underlying components may trade on additional exchanges in countries/regions not mentioned here.)***

8. Settlement Methodology of New Derivative Securities Product:
**T+3, Physical Settlement**

9. Position Limits of New Derivative Securities Product (if applicable):
**Not Applicable**

**Part II** — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

| | |
|---|---|
| Name of Official Responsible for Form: | Jeffrey S. Rosenstrock |
| Title: | General Counsel |
| Telephone Number: | 20[illegible] |
| Manual Signature of Official Responsible for Form: | [signature] |
| Date: | J[illegible] 2, 2013 |

Securities Exchange Act of 1934
Section: 19b-4
Rule: 19b-4(e)
Public Availability: JAN 04 2013